FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Equity	$ 1,358,120	$ 1,411,298	$ 1,410,971
Debt facilities	219,812	210,362
Lease liabilities	36,702	37,583	39,861
Less: cash and cash equivalents	(125,581)	(151,438)	$ (237,926)
Capital	$ 1,489,053	$ 1,507,805